Document and Entity Information	Jun. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2025
Entity File Number	001-38139
Entity Registrant Name	BYLINE BANCORP, INC.
Entity Central Index Key	0001702750
Entity Tax Identification Number	36-3012593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	180 North LaSalle Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	773
Local Phone Number	244-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock
Trading Symbol	BY
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false